Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Components of Accrued Liabilities
December 31, 2013 $		December 31, 2012 $
Voyage and vessel expenses	72,481		33,949
Audit, legal and other general expenses	37,473		2,134
Interest including interest rate swaps	20,185		14,713
Payroll and benefits	6,803		9,864
Income tax payable and other	1,214		1,048

	138,156		61,708